Cost of Revenue - Schedule of Cost of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue [Abstract]
Purchase of finished goods	€ 4,143,719	€ 5,375,537
Purchase of raw materials	43,602	1,056
Outsourcing service	707	2,550
Inventory adjustment		(263,201)
Total	€ 4,188,028	€ 5,115,942